Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-Current Assets
Property, plant and equipment	€ 240,018	€ 112,719
Intangible assets and goodwill	366,446	171,726
Deferred tax asset	1,921	1,134
Prepayments	20,664	0
Trade and other receivables	36,156	10,786
Total Non-Current Assets	665,205	296,365
Current Assets
Inventory	20,305	11,820
Loans to executives	0	4,244
Trade and other receivables	40,024	51,424
Prepayments	42,522	18,956
Cash and cash equivalents	795,863	67,080
Total Current Assets	898,714	153,524
TOTAL ASSETS	1,563,919	449,889
Capital and reserves
Share capital	65,766	239,103
Share premium	5,190,859	288,539
Other reserves	(2,811,275)	51,425
Accumulated deficit	(1,362,331)	(258,756)
Total Equity	1,083,019	320,311
Non-Current Liabilities
Deferred tax liability	6,596	2,750
Warrants	3,191	0
Loans and borrowings	399,012	87,907
Total Non-Current Liabilities	408,799	90,657
Current Liabilities
Current tax liabilities	318	501
Loans and borrowings	12,600	4,255
Trade and other payables	59,183	34,165
Total Current Liabilities	72,101	38,921
TOTAL EQUITY AND LIABILITIES	€ 1,563,919	€ 449,889